ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other

at December 31	2016	2015
(millions of Canadian $)

Trade payables	2,443	1,506
Fair value of derivative contracts (Note 24)	607	926
Unredeemed shares of Columbia	317	—
Regulatory liabilities (Note 10)	178	44
Other	331	185
	3,876	2,661